CAPITAL STOCK - Summary of securities issued (Details) (USD $)	1 Months Ended						12 Months Ended		1 Months Ended
	Nov. 29, 2012 Initial Purchase Agreement Series A Warrants Crede CG II, Ltd	Nov. 29, 2012 Initial Purchase Agreement Series B Warrants Crede CG II, Ltd	Nov. 29, 2012 Initial Purchase Agreement Series C Warrants Crede CG II, Ltd	Jul. 19, 2013 Second Purchase Agreement Series A Warrants Crede CG III, Ltd.	Jul. 19, 2013 Second Purchase Agreement Series B Warrants Crede CG III, Ltd.	Jul. 19, 2013 Second Purchase Agreement Series C Warrants Crede CG III, Ltd.	Sep. 30, 2013 Common Stock	Sep. 30, 2012 Common Stock	Nov. 29, 2012 Common Stock Initial Purchase Agreement Crede CG II, Ltd	Jul. 19, 2013 Common Stock Second Purchase Agreement Crede CG III, Ltd.	Nov. 29, 2012 Series A Preferred stock Initial Purchase Agreement Crede CG II, Ltd	Jul. 19, 2013 Series B Preferred stock Second Purchase Agreement Crede CG III, Ltd.
Stockholders' Equity Note [Line Items]
Shares issued (in shares)							21,447,875	44,963,516	179,211	178,253	5,500	5,500
Share issued (Price per share)									$ 11.16	$ 11.22	$ 1,000	$ 1,000
Warrants issued	179,211	492,831	448,029	178,253	490,196	445,633
Warrants issued (Price per unit)	13.39	13.39	13.39	14.59	14.59	14.59